CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income		$ 2,719	$ 904	$ 650
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment		252	786	719
Marketable securities		153	59	47
Unrealized actuarial gains (losses)		170	(157)	(6)
Taxes on the above items		(197)	(188)	(148)
Share of income from investments in associates and joint ventures		96	98	108
Other comprehensive income that will not be reclassified to profit or loss, net of tax		474	598	720
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(513)	(516)	64
Cash flow hedge		293	(104)	(33)
Net investment hedge		2	(12)	(113)
Taxes on the above items		(63)	63	6
Share of losses from investments in associates and joint ventures		67	(91)	(54)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(214)	(660)	(130)
Total other comprehensive income (loss)		260	(62)	590
Comprehensive income		2,979	842	1,240
Attributable to:
Limited partners		694	130	298
General partner		210	182	160
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		287	48	125
BIPC exchangeable shares		125	101	0
Exchangeable units	[1]	4	1	1
Interest of others in operating subsidiaries		$ 1,659	$ 380	$ 656

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.